Capital and financial risk management - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Foreign exchange (gain) loss	$ (4,933)	$ 900
Total borrowings	0
Financial assets held for managing liquidity risk	923,400	1,347,200
Cash and cash equivalents	531,916	947,230	$ 545,180
Undrawn borrowing facilities	391,500	$ 400,000
The corporate facility
Statement Line Items [Line Items]
Maximum borrowing capacity	400,000
Outstanding letters of credit
Statement Line Items [Line Items]
Maximum borrowing capacity	8,500
Currency risk | Canada, Dollars
Statement Line Items [Line Items]
Gain (loss) on ten percent decrease in risk	9,000
Gain (loss) on ten percent increase in risk	7,000
Currency risk | Turkey, New Lira
Statement Line Items [Line Items]
Gain (loss) on ten percent decrease in risk	1,100
Gain (loss) on ten percent increase in risk	900
Interest rate risk
Statement Line Items [Line Items]
Adjustment to interest income from a 100 basis point change	5,400
Commodity price risk | Gold revenue
Statement Line Items [Line Items]
Gain (loss) on ten percent decrease in risk	24,600
Gain (loss) on ten percent increase in risk	24,400
Commodity price risk | Copper revenue
Statement Line Items [Line Items]
Gain (loss) on ten percent change in risk	$ 6,400